Condensed Statements of Stockholders Equity (Deficit) Statement - USD ($) shares in Thousands, $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member]	Common Stock [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Common Stock [Member]	Treasury Stock [Member]	Treasury Stock [Member] Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preferred Stock [Member]
Shares, Issued				0
Stockholders' Equity Attributable to Parent	$ (75,844)			$ 0		$ 12,563				$ (88,674)
Net loss	65,538									65,538
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	161					161
Shares, Issued				21,578
Stockholders' Equity Attributable to Parent	12,875			$ 2		36,009				(23,136)
Net loss	16,525									16,525
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	53					53
Shares, Issued				21,578
Stockholders' Equity Attributable to Parent	(10,019)			$ 2		0		$ 0		(10,021)
Net loss	(17,392)									(17,392)
Stock Issued During Period, Value, New Issues	(34,965)										$ (34,965)
Adjustments to Additional Paid in Capital, Contingent Consideration	(69,373)									(69,373)
Adjustments to Additional Paid in Capital, Business Combination	(22,973)									(22,973)
Net loss	(6,741)
Net loss	4,244									4,244
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,072					1,072
Stock Issued During Period, Shares, New Issues					577
Stock Issued During Period, Value, New Issues		$ (34,965)	$ 5,276				$ 5,276				$ (34,965)
Adjustments to Additional Paid in Capital, Contingent Consideration	(69,373)									(69,373)
Adjustments to Additional Paid in Capital, Business Combination	(25,816)									(25,816)
Dividends, Preferred Stock, Stock	(1,597)					(1,597)
Shares, Issued				21,578
Stockholders' Equity Attributable to Parent	(154,722)			$ 2		0		0		(154,724)
Net loss	4,915									4,915
Adjustments to Additional Paid in Capital, Business Combination	(2,843)									(2,843)
Dividends, Preferred Stock, Stock	(548)									(548)
Shares, Issued				21,578
Stockholders' Equity Attributable to Parent	(153,198)			$ 2		0		$ 0		(153,200)
Net loss	5,736									5,736
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	500					500
Dividends, Preferred Stock, Stock	(524)									(524)
Shares, Issued				21,578				0
Stockholders' Equity Attributable to Parent	(147,486)			$ 2		500		$ 0		(147,988)
Shares, Issued				22,155
Stockholders' Equity Attributable to Parent	(131,178)			$ 2		4,751		$ 0		(135,931)
Net loss	(22,889)									(22,889)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,040					1,040
Stock Issued During Period, Shares, New Issues					111
Stock Issued During Period, Value, New Issues	159			$ 0			$ 235
Adjustments to Additional Paid in Capital, Business Combination	(2,754)									(2,754)
Treasury Stock, Shares									(14)
Dividends, Preferred Stock, Stock	(525)					(525)
Net loss	(4,072)
Shares, Issued				22,266				(14)
Stockholders' Equity Attributable to Parent	(150,639)			$ 2		5,501		$ (76)		(156,066)
Treasury Stock, Value									$ (76)
Net loss	6,208									6,208
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	720					720
Adjustments to Additional Paid in Capital, Warrant Issued	9,422					9,422
Dividends, Preferred Stock, Stock	(918)					(918)
Shares, Issued				22,266				(14)
Stockholders' Equity Attributable to Parent	(135,207)			$ 2		14,725		$ (76)		(149,858)
Net loss	12,609									12,609
Earnout Shares removed from outstanding shares					(1,805)
Earnout shares monetary value removed	0			$ 0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,052					1,052
Adjustments to Additional Paid in Capital, Warrant Issued	3,000					3,000
Dividends, Preferred Stock, Stock	(759)					(759)
Shares, Issued				20,461				(14)
Stockholders' Equity Attributable to Parent	$ (119,305)			$ 2		$ 18,018		$ (76)		$ (137,249)